DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
1.    DESCRIPTION OF BUSINESS

Knightsbridge Tankers Limited (the "Company") was incorporated in Bermuda in September 1996 and was originally founded for the purpose of owning and operating an initial fleet of five very large crude carriers, or VLCCs. In December 2007, one of these vessels was sold and the Company subsequently expanded the scope of its activities and acquired two Capesize newbuilding dry bulk vessels in 2009 and two 2010-built Capesize dry bulk vessels in 2010. The Company's shares are listed on the NASDAQ Global Select Market under the symbol "VLCCF."

The Company's tankers and dry bulk carriers are managed by ICB Shipping (Bermuda) Limited, or the General Manager, a wholly-owned subsidiary of Frontline Ltd., or Frontline, a Bermuda based shipping company whose shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange under the symbol "FRO," and by Golden Ocean Management (Bermuda) Ltd., or the Dry bulk Manager, a wholly-owned subsidiary of Golden Ocean Group Limited, a Bermuda based dry bulk shipping company whose shares are listed on the Oslo Stock Exchange and the Singapore Stock Exchange under the symbol "GOGL." In addition, the General Manager provides us with general administrative and technical services.

The Company currently has four VLCCs and four Capesize vessels in the fleet. One VLCC was on a time charter that commenced in 2007 for an initial term of five years earning a rate of $37,750 per day plus a market-based profit sharing payment computed as 50% of the difference between the related spot market index rate and the base rate. In December 2011, the Company agreed with the charter, Frontline Ltd., to reduce the daily rate to $27,050, with effect from January 1, 2012 until April 22, 2012 at which time the vessel was redelivered. The Company is entitled to be compensated if actual earnings exceed the new rate up to and including the old rate. This vessel commenced trade in the spot market upon its redelivery. Two VLCCs are on bareboat charters at an estimated daily time charter equivalent rate of $32,000 per day less 2.5 percent commission. One is on a 2.5 year bareboat charter due to expire in August 2012 (charterer has the option to extend for a further 2.5 years) and the other is a five year bareboat charter. The remaining VLCC has been operating in the spot market following the expiry of its time charter in May 2011. The Company's two Capesize newbuilding dry bulk carriers commenced five year time charters upon their deliveries in August 2009 and October 2009 earning rates of $40,000 per day less 1.25% commission and $52,670 per day less 2.5% commission, respectively. The two 2010-built Capesize dry bulk vessels were purchased with existing time charters. One time charter expires in January 2013 and the rate is $31,500 per day less 6.25% commission. The other time charter expires in September 2014 and the rate is $29,900 per day less 6.25% commission. The charterer of this vessel, the Golden Zhejiang, has been granted a reduction in charter hire from $29,900 per day to $19,900 per day from July 1, 2011 to June 30, 2012. The reduced hire will be repaid from July 1, 2012 until the end of the charter in September 2014. The Company has two one-year extension options.